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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _______

This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JGE Capital Management, LLC
Address:   600 Montgomery Street, 36th Fl.
           San Francisco, CA 94111

Form 13F File Number:  28-11971
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Edwards
Title:     Chief Financial Officer
Phone:     415-675-3200

Signature, Place, and Date of Signing:

/s/ Douglas K. Edwards                 San Francisco, CA      November 12, 2008
------------------------------------   -----------------      -----------------
Chief Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number    Name
----      --------------------    ------------------------
1         28-11242                East Peak Partners, L.P.

                                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
                                             -----------
Form 13F Information Table Entry Total:               16
                                             -----------

Form 13F Information Table Value Total:          494,322
                                             -----------
                                              (thousands)

                                      -2-

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                           FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                  VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                  CLASS        CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------------  ----------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
ALTRIA GROUP INC                 COM      022095 10 3       198     10,000  SH            SOLE       NONE       10,000

AMERICA MOVIL SAB DE CV       SPON ADR L  02364W 10 5    23,180    500,000  SH            SOLE         1       500,000
                                SHS

BLACKBAUD INC                    COM      09227Q 10 0     3,690    200,000  SH            SOLE         1       200,000

BROOKDALE SENIOR LIVING INC.     COM      112463 10 4    60,473  2,750,000  SH            SOLE         1     2,750,000

CHARLES SCHWAB CORP.             COM      808513 10 5        26      1,000  SH            SOLE       NONE        1,000

CROWN CASTLE INT'L CORP          COM      228227 10 4   108,638  3,750,000  SH            SOLE         1     3,750,000

CROWN CASTLE INT'L CORP          COM      228227 10 4       869     30,000  SH            SOLE       NONE       30,000

DOMINOS PIZZA, INC.              COM      25754A 20 1    60,700  5,000,000  SH            SOLE         1     5,000,000

GATEHOUSE MEDIA INC.             COM      367348 10 9     3,185  6,500,000  SH            SOLE         1     6,500,000

HEALTHSOUTH CORP                 COM      421924 10 1    70,034  3,800,000  SH            SOLE         1     3,800,000

HEALTHSOUTH CORP                 COM      421924 10 1     1,106     60,000  SH            SOLE       NONE       60,000

HERBALIFE LTD                    COM      G4412G 10 1   102,363  2,590,150  SH            SOLE         1     2,590,150

HERBALIFE LTD                    COM      G4412G 10 1     3,972    100,500  SH            SOLE       NONE      100,500

PHILIP MORRIS INTERNATIONAL      COM      718272 10 9       481     10,000  SH            SOLE       NONE       10,000

SBA COMMUNICATIONS CORP.         COM      78388J 10 6    42,686  1,650,000  SH            SOLE         1     1,650,000

RISKMETRICS GROUP, INC.          COM      767735 10 3    12,721    650,000  SH            SOLE         1       650,000

                                                        494,322
                                                       --------